CONVERTIBLE DEBENTURES PAYABLE (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2022	Dec. 01, 2020
Current - related parties	$ 530,226	$ 415,704	$ 2,498,651
Net Carrying Value Long Term - related party	1,619,398	1,239,677	566,272
Unpaid Principal Balance - related parties	5,065,582	3,150,411	4,512,750
Current - nonrelated parties			488,183
Net Carrying Value Long Term - nonrelated parties	404,319
Unpaid Principal Balance - nonrelated parties	600,000		600,000
$3,000,000 Convertible Debenture Amended October 23, 2020
Convertible debenture	3,000,000	3,000,000	3,000,000
Current - related parties	530,226		587,544
Net Carrying Value Long Term - related party	876,256	1,239,677
Unpaid Principal Balance - related parties	$ 2,715,582	$ 3,150,411	$ 2,162,750
Percentage of cash interest	10.00%	10.00%	10.00%
Interest rate	10.00%		10.00%
Warrants issued	$ 3,550,709	$ 3,550,709
$750,000 convertible debenture, December 1, 2020
Convertible debenture	750,000		$ 750,000
Current - related parties			628,005
Net Carrying Value Long Term - related party	536,508
Unpaid Principal Balance - related parties	$ 750,000		$ 750,000
Percentage of cash interest	4.00%		4.00%
Interest rate	6.00%		6.00%
Warrants issued	$ 68,182
$800,000 convertible debenture, April 1, 2021
Convertible debenture	800,000		$ 800,000
Current - related parties			648,065
Net Carrying Value Long Term - related party	534,114
Unpaid Principal Balance - related parties	$ 800,000		$ 800,000
Percentage of cash interest	4.00%		4.00%
Interest rate	6.00%		6.00%
Warrants issued	$ 72,727
$400,000 convertible debenture, May 1, 2021
Convertible debenture	400,000		$ 400,000
Current - related parties			319,569
Net Carrying Value Long Term - related party	259,246
Unpaid Principal Balance - related parties	$ 400,000		$ 400,000
Percentage of cash interest	4.00%		4.00%
Interest rate	6.00%		6.00%
Warrants issued	$ 36,364
$400,000 convertible debenture, June 2, 2021
Convertible debenture	400,000		$ 400,000
Current - related parties			315,468
Net Carrying Value Long Term - related party	252,070
Unpaid Principal Balance - related parties	$ 400,000		$ 400,000
Percentage of cash interest	4.00%		4.00%
Interest rate	6.00%		6.00%
Warrants issued	$ 36,364
$287,000 convertible debenture amended October 22, 2020
Convertible debenture	350,000	287,000
Current - related parties		89,561
Net Carrying Value Long Term - related party		177,799
Unpaid Principal Balance - related parties		$ 287,000
Percentage of cash interest		10.00%
$287,000 convertible debenture converted July 1 2021
Convertible debenture	$ 287,000
Percentage of cash interest	10.00%
$400,000 convertible debenture converted January 8, 2021
Convertible debenture	$ 400,000	$ 400,000
Percentage of cash interest	11.00%
$350,000 convertible debenture, January 12, 2021
Convertible debenture	$ 350,000		$ 350,000
Net Carrying Value Long Term - related party	243,579
Unpaid Principal Balance - related parties	350,000
Current - nonrelated parties			289,188
Unpaid Principal Balance - nonrelated parties	$ 350,000		$ 350,000
Percentage of cash interest	4.00%		4.00%
Interest rate	6.00%		6.00%
Warrants issued	$ 87,500
$250,000 convertible debenture, May 21, 2021
Convertible debenture	250,000		$ 250,000
Net Carrying Value Long Term - related party	160,741
Unpaid Principal Balance - related parties	250,000
Current - nonrelated parties			198,995
Unpaid Principal Balance - nonrelated parties	$ 250,000		$ 250,000
Percentage of cash interest	4.00%		4.00%
Interest rate	6.00%		6.00%
Warrants issued	$ 22,727
$400,000 convertible debenture amended August 20, 2019
Convertible debenture	250,000
Current - related parties		326,143
Unpaid Principal Balance - related parties		$ 326,143
Percentage of cash interest		11.00%
Convertible Debentures Due on due December 1, 2022 [Member]
Percentage of cash interest				4.00%
Secured Convertible Debenture [Member]
Interest rate		11.00%
Debentures Subject to Mandatory Redemption [Member] | $750,000 convertible debenture, December 1, 2020
Convertible debenture	750,000		$ 750,000
Debentures Subject to Mandatory Redemption [Member] | $800,000 convertible debenture, April 1, 2021
Convertible debenture	800,000		800,000
Debentures Subject to Mandatory Redemption [Member] | $400,000 convertible debenture, May 1, 2021
Convertible debenture	400,000		400,000
Debentures Subject to Mandatory Redemption [Member] | $287,000 convertible debenture amended October 22, 2020
Convertible debenture	287,000
Debentures Subject to Mandatory Redemption [Member] | $350,000 convertible debenture, January 12, 2021
Convertible debenture	350,000		350,000
Debentures Subject to Mandatory Redemption [Member] | $250,000 convertible debenture, May 21, 2021
Convertible debenture	$ 250,000		$ 250,000